Foreign Currency Translation Reserve (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Currency Translation Reserve [Abstract]
Schedule of Foreign Currency Translation Reserve
	December 31, 2025		December 31, 2024
Balance at beginning	US$	(165,458)	US$	994,353
Exchange differences on translation of foreign operations for the year		(138,963)		(1,159,811)
Foreign currency translation reserve	US$	(304,421)	US$	(165,458)